Segment Information (Details) - Schedule of Disaggregation of Revenue - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 14,748,551	$ 24,059,556	$ 27,169,935
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,523,788	15,044,438	16,445,326
Asia [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,843,082	7,438,292	8,731,080
America [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,381,681	$ 1,576,826	$ 1,993,529